Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Inventories by class
(USD millions)	2018	2017

Raw material, consumables	931	841

Work in progress	3 087	2 957

Finished products	2 938	3 069

Total inventories	6 956	6 867

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2018	2017	2016

Cost of goods sold	– 10.4	– 10.3	– 10.3

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2018	2017	2016

Inventory provisions	– 751	– 470	– 283

Reversals of inventory provisions	272	189	67